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February 25, 2010
Securities and Exchange Commission (“SEC”)
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549
Re:	The Vantagepoint Funds (the “Fund”) File Nos: 333-60789 and 811-08941
Ladies and Gentlemen:
On behalf of the Fund, and pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), please find transmitted herewith for filing via EDGAR Post-Effective Amendment No. 29 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A. It is proposed that this filing become effective on May 1, 2010 pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act.
The purpose of the Amendment is to update the Fund’s prospectus and statement of additional information for purposes of complying with revised Form N-1A.
Prior to the effective date of this Amendment, the Registrant intends to file a subsequent post-effective amendment pursuant to Rule 485(b) under the 1933 Act for the purpose of responding to any comments conveyed by the staff of the SEC on the Amendment, to update financial statements and to make other non-material changes to the Fund’s Registration Statement.
Please direct questions or comments relating to this Amendment to me at (202) 962-8096 or to Catherine Taulbee at 1-800-291-9523.
Sincerely,
/s/ Angela C. Montez
Angela C. Montez
Secretary
The Vantagepoint Funds
THE VANTAGEPOINT FUNDS